Neiman Large Cap Value Fund
	Schedule of Investments
	June 30, 2024 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Engines & Engine Parts
12,770	RTX Corporation	$ 1,281,980	3.37%

Beverages
14,400	The Coca-Cola Company	916,560	2.41%

Computer Communications Equipment
15,300	Cisco Systems, Inc.	726,903	1.91%

Electronic Computers
7,100	Apple Inc.	1,495,402	3.93%

Fire, Marine & Casualty Insurance
1,300	Berkshire-Hathaway Inc. Class B *	528,840	1.39%

Gas & Other Services Combined
17,100	Sempra Energy	1,300,626	3.42%

Hospitals & Medical Service Plans
1,700	UnitedHealth Group, Inc.	865,742	2.28%

Metal Mining
8,790	Southern Copper Corporation	947,035	2.49%

Misc Industrial & Commercial Machinery & Equipment
4,400	Eaton Corporation PLC (Ireland)	1,379,620	3.63%

National Commercial Banks
8,500	Bank Of America Corp.	338,045
3,500	JPMorgan Chase & Co.	707,910
5,000	The PNC Financial Services Group, Inc.	777,400
		1,823,355	4.81%

Petroleum Refining
6,100	Chevron Corporation	954,162
11,500	Exxon Mobil Corporation	1,323,880
7,300	Phillips 66	1,030,541
4,900	Valero Energy Corporation	768,124
		4,076,707	10.72%

Pharmaceutical Preparations
1,800	AbbVie Inc.	308,736
6,200	Johnson & Johnson	906,192
9,000	Merck & Co.	1,114,200
		2,329,128	6.14%

Radio & TV Broadcasting & Communications Equipment
5,600	QUALCOMM Incorporated	1,115,408	2.93%

Railroads, Line-Haul Operating
3,400	Union Pacific Corporation	769,284	2.02%

Retail - Variety Stores
2,200	Costco Wholesale Corp.	1,869,978
3,600	Walmart Inc.	243,756
		2,113,734	5.56%

Rubber & Plastic Footwear
7,900	Nike Inc. Class B	595,423	1.57%

Security & Commodity Brokers, Dealers, Exchanges & Services
4,000	CME Group Inc.	786,400	2.07%

Security Brokers, Dealers & Flotation Companies
15,400	The Charles Schwab Corporation	1,134,826	2.98%

Semiconductors & Related Devices
3,500	Analog Devices, Inc.	798,910
600	Broadcom, Inc.	963,318
7,000	NVIDIA Corporation	864,780
3,800	Texas Instruments Incorporated	739,214
		3,366,222	8.85%

Services - Business Services, NEC
2,900	Accenture PLC Class A (Ireland)	879,889	2.31%

Services - Computer Processing & Data Preperation
3,500	Automatic Data Processing, Inc.	835,415	2.20%

Services - Computer Programming, Data Processing, Etc.
3,800	Alphabet, Inc. - Class A	692,170
1,400	Meta Platforms, Inc.	705,908
		1,398,078	3.68%
Services - Prepackaged Software
3,100	Microsoft Corporation	1,385,545	3.64%

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
5,400	Procter & Gamble Co.	890,568	2.34%

Special Industry Machinery, NEC
1,600	Lam Research Corporation	1,703,760	4.48%

Tobacco Products
10,400	Altria Group Inc.	473,720
6,700	Philip Morris International, Inc.	678,911
		1,152,631	3.03%

Total for Common Stocks (Cost - $23,395,575)		35,799,081	94.16%

Real Estate Investment Trusts
9,800	Lamar Advertising Company - Class A	1,171,394
Total for Real Estate Investment Trusts (Cost - $779,718)		1,171,394	3.08%

MONEY MARKET FUNDS
1,039,368	Goldman Sachs Financial Square Government Fund
	Institutional Shares 5.22% **	1,039,368	2.73%
	(Cost - $1,039,368)

	Total Investments	38,009,843	99.97%
	(Cost - $25,214,661)

	Other Assets in Excess of Liabilities	10,829	0.03%

	Net Assets	$ 38,020,672	100.00%

* Non-Income Producing Security.
** The Yield shown represents the 7-day yield at June 30, 2024.